SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates

The preparation of the financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in financial institutions, which, at times, may exceed the Federal Depository Insurance Corporation coverage of $250,000. The Company has not experienced losses on these accounts, and management believes the Company is not exposed to significant risk on such accounts.

Investments held in Trust Account

On September 30, 2023 and December 31, 2022, the Company had approximately $106.9 million and $284.8 million held in the Trust Account, respectively. The Company’s portfolio of investments is comprised solely of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities, or a combination thereof. The Company’s investments held in the Trust Account are presented on the Balance Sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in interest income earned on investments held in trust in the accompanying statement of operations. The estimated fair values of investments held in the Trust Account are determined using available market information. During the nine months ended September 30, 2023, the Company withdrew $1.7 million from the Trust Account in accordance with the Amended and Restated Investment Management Trust Agreement, dated May 12, 2023, between the Company and Continental Stock Transfer & Trust Company, as trustee, to pay its taxes.

On February 17, 2023, the NETC Board elected to extend the date by which the Company has to consummate an initial Business Combination from February 18, 2023 to May 18, 2023, as permitted under the Amended and Restated Certificate of Incorporation, dated November 16, 2021. In connection with the extension, affiliates of the Sponsor deposited a total of $2,760,000, representing $0.10 per Unit into the Trust Account.

At the Special Meeting held on May 11, 2023, stockholders holding 17,749,359 shares of Class A common stock exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $186,932,568 (or approximately $10.53 per share) was removed from the Trust Account to pay such holders.

On May 17, 2023, the NETC Board elected to extend the date by which the Company has to consummate an initial Business Combination by an additional three months from May 18, 2023 to August 18, 2023, as permitted under the Charter, and affiliates of the Sponsor deposited a total of $886,558 into the Trust Account. During the three months ended September 30, 2023, the NETC Board elected to extend the date an additional two months from August 18, 2023 to October 18, 2023 and $591,038 was deposited into the Trust. Subsequent to September 30, 2023, an additional $295,519 was deposited into the Trust Account to extend the date to November 18, 2023.

Fair value of financial instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the FASB ASC 820, “Fair Value Measurement,” approximates the carrying amounts represented in the balance sheet.

Offering costs associated with the Initial Public Offering

The Company complies with the requirements of the FASB ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A “Expenses of Offering.” The Company incurred $16.6 million in offering costs in connection with the Initial Public Offering. Offering costs consisted of legal, accounting, underwriting and other costs incurred that were directly related to the Initial Public Offering and that were charged to stockholders’ equity upon the completion of the Initial Public Offering. On February 9, 2023 and February 10, 2023, respectively, Citi Bank, N.A. (“Citi”) and Wells Fargo Bank, N.A. (“Wells Fargo”) delivered separate letters to the Company (the “Fee Waiver Letters”), wherein Citi and Wells Fargo expressly waived all deferred underwriting discounts and commissions owed to them with respect to the Vast Business Combination. The waived underwriting commissions are reflected as an adjustment to offering costs in stockholders’ equity.

Class A common stock subject to possible redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC 480. The Class A common stock subject to mandatory redemption (if any) is classified as liability instruments and are measured at fair value. Conditionally redeemed Class A common stock (including Class A common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A common stock is classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, on September 30, 2023 and December 31, 2022, 9,850,641 and 27,600,000 shares of Class A common stock subject to possible redemption are presented as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheet, respectively.

Warrants

The Company accounts for warrants as either equity-classified or liability-classified based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480 and FASB ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock, among other conditions for equity classification. This assessment, which requires the use of professional judgement, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding. All of the Company’s warrants have met the criteria for equity treatment.

Income taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, “Income Taxes” (“ASC 740”). Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of September 30, 2023 and December 31, 2022. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of September 30, 2023 and December 31, 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Net Income (Loss) per Common Stock

The Company complies with accounting and disclosure requirements of FASB ASC 260, “Earnings Per Share.” The statements of operations include a presentation of loss per redeemable public share and loss per non-redeemable share following the two-class method of income per share. With respect to the accretion of the Class A common stock subject to possible redemption and consistent with FASB ASC 480-10-S99-3A, the Company deemed the fair value of the Class A common stock subject to possible redemption to approximate the contractual redemption value and the accretion has no impact on the calculation of net loss per share.

In order to determine the net income (loss) attributable to both the public redeemable shares and non-redeemable shares, the Company first considered the total income (loss) allocable to both sets of shares. This is calculated by allocating the total income (loss) to both sets of shares. The Company splits the amount to be allocated using the ratio between the public shares and  the non-redeemable shares for the three and nine months ended September 30, 2023, and 2022, reflective of the respective participation rights.

The Company’s Public Warrants (see Note 3) and Private Placement Warrants (see Note 4) could, potentially, be exercised or converted into common stock and share in the earnings of the Company. Additionally, the conversion feature of the convertible promissory note (see Note 5) allows for conversion of the convertible note into Private Placement Warrants, which could, potentially, be exercised or converted into common stock and then share in the earnings of the Company. However, these potentially dilutive instruments were excluded when calculating diluted loss per share because their exercise is contingent upon future events and their inclusion would be anti-dilutive for the periods presented. As a result, diluted income (loss) per share is the same as basic income (loss) per share for the periods presented.

	Three Months Ended
	September 30,
	2023		2022
	Redeemable Common Stock	Non-Redeemable Common Stock	Redeemable Common Stock	Non-Redeemable Common Stock
Basic and diluted net income per share
Numerator:
Allocation of net income	$251,345	$176,058	$632,482	$158,121

Denominator: Weighted average non-redeemable common stock
Weighted average shares outstanding	9,850,641	6,900,000	27,600,000	6,900,000
Basic and diluted net income per share	$0.03	$0.03	$0.02	$0.02

	Nine Months Ended
	September 30,
	2023		2022
	Redeemable Common Stock	Non-Redeemable Common Stock	Redeemable Common Stock	Non-Redeemable Common Stock
Basic and diluted net income (loss) per share
Numerator:
Allocation of net income (loss)	$(658,531)	$(249,147)	$462,276	$115,569

Denominator: Weighted average non-redeemable common stock
Weighted average shares outstanding	18,237,701	6,900,000	27,600,000	6,900,000
Basic and diluted net income (loss) per share	$(0.04)	$(0.04)	$0.02	$0.02

Recent accounting pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statement.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates

The preparation of the financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in financial institutions, which, at times, may exceed the Federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts, and management believes the Company is not exposed to significant risk on such accounts.

Cash and cash equivalents

The Company considers all short-term investments with an original maturity of three months or less from date of purchase to be cash equivalents. As of December 31, 2022 and 2021, the Company had cash of $0.5 million and $2.5 million, respectively.

Investments held in Trust

On December 31, 2022 and 2021, the Company had approximately $284.8 million and $281.5 million in investments held in the Trust Account, respectively. The Company’s portfolio of investments is comprised solely of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities, or a combination thereof. The Company’s investments held in the Trust Account are presented on the Balance Sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in net gain on investments, dividends and interest held in Trust Account in the accompanying statement of operations. The estimated fair values of investments held in the Trust Account are determined using available market information. During the year ended December 31, 2022, the Company withdrew $0.8 million from the Trust Account in accordance with the Investment Management Trust Agreement, dated November 16, 2021, between the Company and Continental Stock Transfer & Trust Company, as trustee, to pay its taxes.

Fair value of financial instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the FASB ASC 820, “Fair Value Measurement,” approximates the carrying amounts represented in the balance sheet.

Offering costs associated with the Initial Public Offering

The Company complies with the requirements of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A “Expenses of Offering.” The Company incurred $16.6 million in offering costs in connection with the Initial Public Offering. Offering costs consisted of legal, accounting, underwriting and other costs incurred that were directly related to the Initial Public Offering and that were charged to stockholders’ equity upon the completion of the Initial Public Offering.

Class A common stock subject to possible redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” The Class A common stock subject to mandatory redemption (if any) is classified as liability instruments and are measured at fair value. Conditionally redeemed Class A common stock (including Class A common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A common stock is classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, on December 31, 2022 and 2021, 27,600,000 shares of Class A common stock subject to possible redemption are presented as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheet.

Warrants

The Company accounts for warrants as either equity-classified or liability-classified based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own Common Stock, among other conditions for equity classification. This assessment, which requires the use of professional judgement, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding. All of the Company’s warrants have met the criteria for equity treatment.

Income taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2022 and 2021. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of December 31, 2022 and 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Net Income (loss) per Common Stock

The Company complies with accounting and disclosure requirements of FASB ASC 260, Earnings Per Share. The statements of operations include a presentation of income (loss) per redeemable public share and income (loss) per non-redeemable share following the two-class method of income per share. In order to determine the net income (loss) attributable to both the public redeemable shares and non-redeemable shares, the Company first considered the total income (loss) allocable to both sets of shares. This is calculated using the total net income (loss) less any dividends paid. For purposes of calculating net income (loss) per share, any remeasurement of the accretion to redemption value of the common shares subject to possible redemption was considered to be dividends paid to the public stockholders. Subsequent to calculating the total income (loss) allocable to both sets of shares, the Company split the amount to be allocated using a ratio 61% for the public shares and 39% for the non-redeemable shares for the year ended December 31, 2022 and for the period from March 24, 2021 (inception) through December 31, 2021, reflective of the respective participation rights.

	For the year ended December 31, 2022	For the Period from March 24, 2021 (inception) through December 31, 2021
Net income (loss) subject to possible redemption	$1,297,593	$(248,154)
Accretion of temporary equity to redemption value	—	(22,104,629)
Net income (loss) including accretion of temporary equity to redemption value	$1,297,593	$(22,352,783)

	For the year ended December 31, 2022		For the Period from March 24, 2021 (inception) through December 31, 2021
	Redeemable Common Stock	Non-Redeemable Common Stock	Redeemable Common Stock	Non-Redeemable Common Stock
Basic and diluted net income (loss) per share
Numerator:
Allocation of net loss including accretion of temporary equity	$1,038,074	$259,519	$(8,825,992)	$(13,526,791)
Accretion of temporary equity to redemption value	—	—	22,104,629	—
Allocation of net income (loss)	$1,038,074	$259,519	$13,278,637	$(13,526,791)

Denominator: Weighted average non-redeemable common stock
Weighted average shares outstanding	27,600,000	6,900,000	4,502,128	6,900,000
Basic and diluted net income (loss) per share	$0.04	$0.04	$2.95	$(1.96)

In connection with the underwriters’ full exercise of their over-allotment option on November 19, 2021, 1,725,000 Founder Shares were forfeited by the Sponsor. These shares were excluded from the calculation of weighted average shares outstanding.

Recent accounting pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statement.